UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/14

Item 1. Schedule of Investments.

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2014 (unaudited)

				% of Net
Franklin Floating Rate Master Series	Country	Shares/Units	Value	Assets
Common Stocks and Exchange Traded Funds
Broadcasting
[a]Cumulus Media Inc., A	United States	934	$3,605	0.00	†
Diversified Financial Services
iShares iBoxx High Yield Corporate Bond, ETF	United States	120,000	11,103,600	0.51
PowerShares Senior Loan Portfolio, ETF	United States	1,335,000	32,547,300	1.51
			43,650,900	2.02
Total Common Stocks and Exchange Traded Funds (Cost $43,457,704)			43,654,505	2.02
		Principal Amount*
[b]Senior Floating Rate Interests
Aerospace & Defense
CAMP International Holding Co.,
2013 Replacement Term Loan, 4.75%, 5/31/19	United States	9,229,707	9,212,401	0.43
Second Lien 2013 Replacement Term Loan, 8.25%, 11/30/19	United States	4,923,723	4,954,497	0.23
Doncasters U.S. Finance LLC,
[c]Second Lien Term Loan, 9.50%, 10/09/20	United States	6,405,922	6,397,915	0.30
Term B Loans, 4.50%, 4/09/20	United States	8,954,625	8,901,461	0.41
[d]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	270,074	231,481	0.01
Fly Funding II S.A.R.L., Loans, 4.50%, 8/09/19	Luxembourg	8,287,856	8,291,088	0.38
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	19,393,199	19,114,422	0.88
Tranche D Term Loan, 3.75%, 6/04/21	United States	5,166,984	5,094,863	0.24
			62,198,128	2.88
Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	750,335	742,832	0.03
Airlines
Air Canada, Term Loan, 5.50%, 9/26/19	Canada	5,943,286	5,997,768	0.28
Apparel Retail
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	13,230,000	13,213,463	0.61
Application Software
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	4,333,835	4,269,729	0.20
Auto Parts & Equipment
Affinia Group Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	United States	8,464,588	8,432,846	0.39
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	11,200,000	11,088,000	0.51
CS Intermediate HoldCo 2 LLC, Term Loans, 4.00%, 4/04/21	United States	4,548,600	4,508,800	0.21
Federal-Mogul Holdings Corp., Tranche C Term Loans, 4.75%, 4/15/21	United States	14,463,750	14,393,442	0.67
[c]FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 6.50%, 7/29/17	United States	6,892,346	6,917,117	0.32
Gates Global LLC, Initial Dollar Term Loans, 4.25%, 7/03/21	United States	9,040,000	8,952,023	0.41
Henniges Automotive Holdings Inc., Term Loans, 6.00%, 6/12/21	United States	10,359,937	10,411,736	0.48
TI Group Automotive Systems LLC, Term Loan, 4.25%, 7/02/21	United States	11,271,750	11,187,212	0.52
Tower Automotive Holdings USA LLC, Initial Term Loan, 4.00%, 4/23/20	United States	11,554,809	11,429,635	0.53
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	3,661,954	3,665,004	0.17
Veyance Technologies Inc. (Goodyear), Term Loan, 5.25%, 9/08/17	United States	3,767,468	3,755,107	0.17
			94,740,922	4.38
Broadcasting
AP NMT Acquisition BV, Second Lien Dollar Term B Loan, 10.00%, 8/13/22	Netherlands	6,900,000	6,710,250	0.31
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	16,702,013	16,486,974	0.76
Grande Communications Networks LLC, Initial Term Loan, 4.50%, 5/31/20	United States	7,963,482	7,948,550	0.37
Gray Television Inc., Term Loan B, 3.75%, 6/13/21	United States	7,892,216	7,821,518	0.36
iHeartCommunications Inc.,
Tranche C Term Loan, 3.804%, 1/29/16	United States	15,965	15,778	0.00	†
Tranche D Term Loan, 6.904%, 1/30/19	United States	7,101,320	6,726,726	0.31
Tranche E Term Loan, 7.654%, 7/30/19	United States	6,828,609	6,616,922	0.31
Media General Inc., Term B Loan, 4.25%, 7/31/20	United States	10,593,484	10,547,138	0.49
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	11,428,654	11,514,369	0.53
Raycom TV Broadcasting LLC, Tranche B Term Loan, 3.75%, 8/04/21	United States	6,077,801	6,032,218	0.28
Univision Communications Inc.,

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2014 (unaudited) (continued)

First-Lien Term Loan, Add-on, 4.00%, 3/01/20	United States	9,311,493	9,220,315	0.43
Replacement First-Lien Term Loan, 4.00%, 3/01/20	United States	8,272,968	8,201,440	0.38
			97,842,198	4.53
Building Products
Quikrete Holdings Inc.,
First Lien Initial Loan, 4.00%, 9/26/20	United States	9,437,800	9,355,220	0.43
Second Lien Initial Loan, 7.00%, 3/26/21	United States	820,000	827,175	0.04
			10,182,395	0.47
Cable & Satellite
Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	6,380,000	6,304,238	0.29
Casinos & Gaming
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%,	United States	46,125,968	44,188,677	2.04
10/11/20
Cannery Casino Resorts LLC,
Second Lien Term Loan, 10.00%, 10/02/19	United States	7,200,000	6,570,000	0.30
[c]Term Loan, 6.00%, 10/02/18	United States	21,152,105	20,041,620	0.93
CCM Merger Inc. (MotorCity Casino), Term Loans, 4.50%, 8/08/21	United States	5,095,731	5,082,991	0.24
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20	United States	8,765,312	8,725,868	0.40
ROC Finance LLC, Funded Term B Loans, 5.00%, 4/08/19	United States	17,288,202	16,553,453	0.77
Scientific Games International Inc., Term Loan B, 4.25%, 10/18/20	United States	16,085,962	15,794,405	0.73
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	5,102,241	5,012,951	0.23
			121,969,965	5.64
Coal & Consumable Fuels
[c]Bowie Resource Holdings LLC, First Lien Initial Term Loan, 6.75%, 8/16/20	United States	7,262,587	7,262,587	0.33
Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	10,707,205	10,787,509	0.50
[c]Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	22,263,520	21,573,351	1.00
			39,623,447	1.83
Commodity Chemicals
AI Chem & CY U.S. Acquico Inc.,
Tranche B-1 Term Loan, 4.50%, 10/03/19	Luxembourg	689,091	686,507	0.03
Tranche B-2 Term Loan, 4.50%, 10/03/19	Luxembourg	357,536	356,195	0.02
[c]Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	24,339,812	24,025,414	1.11
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	13,350,664	13,235,701	0.61
			38,303,817	1.77
Communications Equipment
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	5,959,384	5,922,138	0.27
Presidio Inc., Term Loan, 5.00%, 3/31/17	United States	4,911,539	4,911,539	0.23
			10,833,677	0.50
Computer & Electronics Retail
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%,	United States	12,765,850	11,505,222	0.53
3/31/19
Construction Machinery & Heavy Trucks
Allison Transmission Inc., Term B-3 Loans, 3.75%, 8/23/19	United States	10,452,695	10,387,366	0.48
Doosan Infracore International and Doosan Holdings Europe, Tranche B	United States	5,017,425	5,027,876	0.23
Term Loan, 4.50%, 5/28/21
			15,415,242	0.71
Data Processing & Outsourced Services
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	36,764,893	35,768,197	1.66
Safenet Inc.,
First Lien Initial Term Loan, 6.75%, 3/05/20	United States	4,378,000	4,372,528	0.20
Second Lien Initial Term Loan, 9.75%, 3/05/21	United States	2,940,000	2,965,725	0.14
Worldpay U.S. Inc.,
Additional Term Facility, 4.50%, 11/30/19	United States	1,603,800	1,595,781	0.07
Facility B2A-II Loan, 5.25%, 11/30/19	United States	1,800,000	1,805,999	0.08
Facility C2 Loan, 4.75%, 11/30/19	United States	2,400,000	2,403,751	0.11
			48,911,981	2.26
Department Stores
Hudson's Bay Co., First Lien Initial Term Loan, 4.75%, 11/04/20	Canada	5,839,227	5,856,563	0.27
Diversified Chemicals
Arysta Lifescience SPC LLC,

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2014 (unaudited) (continued)

Initial Term Loan, 4.50%, 5/29/20	United States	9,038,739	9,028,851	0.42
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	17,917,063	18,152,224	0.84
[c]OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	10,734,153	10,801,349	0.50
OXEA GmbH,
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	2,653,200	2,593,503	0.12
Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	17,628,505	17,149,009	0.79
			57,724,936	2.67
Diversified Metals & Mining
Atkore International Inc.,
Initial Term Loan, 4.50%, 4/09/21	United States	3,910,200	3,880,873	0.18
Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	6,208,246	6,138,404	0.28
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	United States	4,600,000	4,495,677	0.21
			14,514,954	0.67
Diversified Support Services
AlixPartners LLP,
2014 Jan Replacement Term B2 Loans, 4.00%, 7/10/20	United States	8,077,750	7,976,778	0.37
Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	4,039,650	4,110,344	0.19
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	14,663,250	14,681,579	0.68
			26,768,701	1.24
Drug Retail
Rite Aid Corp.,
Tranche 1 Term Loan, 5.75%, 8/21/20	United States	678,070	682,872	0.03
Tranche 2 Term Loan, 4.875%, 6/21/21	United States	1,900,000	1,905,345	0.09
			2,588,217	0.12
Electric Utilities
[c]Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	433,423	437,938	0.02
Term B Loans, 6.375%, 8/13/19	Australia	25,517,378	25,783,192	1.19
			26,221,130	1.21
Electronic Equipment & Instruments
Oberthur Technologies of America Corp., Tranche B-2 Term Loan, 4.50%,	United States	516,100	510,509	0.02
10/18/19
Food Distributors
AdvancePierre Foods Inc.,
Loans, 5.75%, 7/10/17	United States	3,516,823	3,503,635	0.16
Second Lien Term Loan, 9.50%, 10/10/17	United States	9,884,439	9,816,483	0.45
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	7,900,000	7,888,482	0.37
			21,208,600	0.98
Food Retail
Pantry Inc., Term Loan, 4.75%, 8/03/19	United States	2,298,211	2,306,829	0.11
Forest Products
[c]Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	22,277,349	22,138,116	1.03
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	12,727,492	12,838,857	0.59
			34,976,973	1.62
Health Care Equipment
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	9,460,480	9,393,471	0.44
Term Loan, 5.00%, 6/07/19	United States	13,239,326	13,272,424	0.61
Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.00%, 5/04/18	United States	5,851,687	5,818,771	0.27
			28,484,666	1.32
Health Care Facilities
Amsurg Corp., Initial Term Loan, 3.75%, 7/16/21	United States	3,431,400	3,409,597	0.16
Community Health Systems Inc.,
2017 Term E Loan, 3.485%, 1/25/17	United States	2,393,805	2,390,252	0.11
2021 Term D Loan, 4.25%, 1/27/21	United States	23,669,632	23,721,421	1.10
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	United States	10,055,667	10,065,099	0.46
United Surgical Partners International Inc.,
Extended Term Loan, 4.25%, 4/03/17	United States	1,460,894	1,453,114	0.07
New Tranche B Term Loan, 4.75%, 4/03/19	United States	1,923,639	1,927,535	0.09
			42,967,018	1.99

Franklin Floating Rate Master Trust
Statement of Investments, October 31, 2014 (unaudited) (continued)
Health Care Services
Connolly LLC,
Initial Term Loan, 5.00%, 5/14/21	United States	9,915,150	9,884,165	0.46
[c]Second Lien Initial Term Loan, 8.00%, 5/14/22	United States	8,670,000	8,735,025	0.41
DaVita HealthCare Partners Inc., Tranche B Term Loan, 3.50%, 6/24/21	United States	12,026,184	11,928,472	0.55
Dialysis Newco Inc.,
Second Lien Term Loan B, 7.75%, 10/22/21	United States	1,420,000	1,423,550	0.07
Term Loan B, 4.50%, 4/23/21	United States	6,393,975	6,346,020	0.29
Envision Healthcare Corp. (Emergency Medical), Initial Term Loan, 4.00%,	United States	5,781,737	5,748,313	0.27
5/25/18
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	21,661,959	21,702,576	1.01
National Mentor Holdings Inc., Initial Tranche B Term Loan, 4.75%, 1/31/21	United States	11,102,877	11,033,484	0.51
Surgery Centers Holdings Inc.,
First Lien Term Loan, 7.00%, 11/03/20	United States	4,585,647	4,585,647	0.21
Incremental Second Lien Term Loan, 10.75%, 4/10/20	United States	1,280,000	1,305,600	0.06
[c]Second Lien Term Loan, 9.75%, 11/03/21	United States	5,093,392	5,015,402	0.23
[c]Term Loan, 6.50%, 9/15/20	United States	5,031,015	5,029,445	0.23
U.S. Renal Care Inc.,
Incremental Tranche B-1 Term Loan (Second), 8.50%, 1/03/20	United States	1,152,709	1,158,473	0.05
Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	20,723,501	20,606,931	0.95
			114,503,103	5.30
Health Care Supplies
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	3,937,774	3,928,421	0.18
Health Care Technology
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	11,427,059	11,184,234	0.52
Home Improvement Retail
[c]Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	11,497,669	11,512,041	0.53
Hotels, Resorts & Cruise Lines
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	8,435,539	8,435,539	0.39
[c]Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, 12/27/20	Canada	5,271,699	5,311,236	0.25
Station Casinos LLC, B Term Loan, 4.25%, 3/01/20	United States	6,400,138	6,320,137	0.29
			20,066,912	0.93
Household Products
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	26,892,230	24,203,007	1.12
Independent Power Producers & Energy Traders
Calpine Corp.,
Term Loan, 4.00%, 4/01/18	United States	3,510,527	3,492,974	0.16
Term Loan B4, 4.00%, 10/31/20	United States	7,211,842	7,146,805	0.33
Term Loans, 4.00%, 10/09/19	United States	519,400	514,896	0.03
			11,154,675	0.52
Industrial Conglomerates
Mirion Technologies Inc., Term Loan, 5.75%, 3/30/18	United States	5,556,956	5,550,010	0.26
Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18	United States	1,375,577	1,365,260	0.06
			6,915,270	0.32
Industrial Machinery
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/20/21	United States	6,657,246	6,590,673	0.30
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	9,715,882	9,618,723	0.45
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	1,497,139	1,495,267	0.07
Husky Injection Molding Systems Ltd., Initial Term Loan, 4.25%, 6/30/21	United States	4,218,584	4,153,327	0.19
Milacron LLC, Term B Loan, 4.00%, 3/28/20	United States	5,659,530	5,518,042	0.26
[c]Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	18,092,412	18,171,566	0.84
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	15,927,143	15,728,054	0.73
RBS Global Inc. (Rexnord), Term B Loan, 4.00%, 8/21/20	United States	8,236,800	8,128,692	0.38
Sensus USA Inc.,
[c]First Lien Term Loan, 4.50%, 5/09/17	United States	11,398,406	11,113,445	0.51
Second Lien Term Loan, 8.50%, 5/09/18	United States	4,874,399	4,776,911	0.22
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	1,757,775	1,763,819	0.08
			87,058,519	4.03
Insurance Brokers
HUB International Ltd., Initial Term Loan, 4.25%, 10/02/20	United States	10,391,744	10,259,249	0.47

Franklin Floating Rate Master Trust
Statement of Investments, October 31, 2014 (unaudited) (continued)
Integrated Telecommunication Services
Genesys Telecom Holdings U.S. Inc., Dollar Term Loan, 4.00%, 2/08/20	United States	4,477,656	4,421,685	0.20
Integra Telecom Holdings Inc.,
First Lien Term Loan, 5.25%, 2/22/19	United States	8,884,548	8,884,548	0.41
Second Lien Initial Loan, 9.75%, 2/24/20	United States	3,546,547	3,590,879	0.17
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	4,591,918	4,563,218	0.21
LTS Buyer LLC,
First Lien Term B Loan, 4.00%, 4/11/20	United States	4,088,250	4,027,539	0.19
Second Lien Initial Loan, 8.00%, 4/11/21	United States	2,407,490	2,398,462	0.11
Zayo Group LLC, Term Loan, 4.00%, 7/02/19	United States	13,463,365	13,362,390	0.62
			41,248,721	1.91
Internet Software & Services
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	32,922,836	32,559,927	1.51
Investment Banking & Brokerage
Guggenheim Partners Investment Management Holdings LLC, Initial Term	United States	10,871,238	10,816,881	0.50
Loan, 4.25%, 7/22/20
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	13,655,775	13,578,893	0.63
ClubCorp Club Operations Inc., Term B Loans, 4.50%, 7/24/20	United States	9,039,815	8,975,786	0.41
[c]Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	27,606,616	27,437,526	1.27
Planet Fitness Holdings LLC, Term Loan, 4.75%, 3/31/21	United States	4,683,134	4,703,623	0.22
[c]Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	12,529,044	10,440,866	0.48
			65,136,694	3.01
Life Sciences Tools & Services
Pharmaceutical Product Development LLC, Term Loan, 4.00%, 12/05/18	United States	4,896,509	4,867,742	0.23
Marine
[c]Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	14,211,570	14,329,995	0.66
Metal & Glass Containers
CD&R Millennium U.S. Acquico LLC,
Initial Dollar Term Loan, 4.50%, 7/31/21	United States	2,450,000	2,427,031	0.11
Second Lien Initial Term Loan, 8.25%, 7/31/22	United States	9,037,800	8,958,719	0.42
Prescrix Inc.,
First Lien Term Loan B, 4.25%, 5/02/21	United States	4,355,882	4,323,213	0.20
Second Lien Term Loan, 8.00%, 5/02/22	United States	4,861,624	4,835,800	0.22
			20,544,763	0.95
Movies & Entertainment
William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 5.25%, 5/06/21	United States	14,212,528	14,023,032	0.65
[c]Term Loans Second Lien, 8.25%, 5/06/22	United States	16,419,803	16,050,357	0.74
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	5,689,773	5,559,381	0.26
			35,632,770	1.65
Oil & Gas Drilling
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	14,614,073	14,035,604	0.65
Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 5.50%,	United States	6,374,025	6,134,999	0.28
7/25/21
Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%, 3/28/19	United States	4,698,450	4,228,605	0.20
			24,399,208	1.13
Oil & Gas Equipment & Services
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	10,164,257	10,169,340	0.47
Oil & Gas Exploration & Production
Fieldwood Energy LLC, Second Lien Loans, 8.375%, 9/30/20	United States	5,347,833	5,168,680	0.24
Samson Investment Co., Second Lien Tranche I Term Loan, 5.00%, 9/25/18	United States	9,960,000	9,262,800	0.43
UTEX Industries Inc.,
First Lien Initial Term Loan, 5.00%, 5/22/21	United States	15,731,515	15,652,858	0.72
Second Lien Initial Term Loan, 8.25%, 5/22/22	United States	5,000,000	4,968,750	0.23
			35,053,088	1.62
Oil & Gas Refining & Marketing
Citgo Petroleum Corp., Term B Loan, 4.50%, 7/29/21	United States	2,760,000	2,764,024	0.13
Oil & Gas Storage & Transportation
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	10,084,725	10,034,302	0.47

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2014 (unaudited) (continued)

OSG International Inc., Initial Term Loan, (OIN), 5.75%, 8/05/19	United States	7,501,200	7,449,629	0.35
Southcross Energy Partners LP, Initial Term Loan, 5.25%, 8/04/21	United States	3,990,000	3,980,025	0.18
Southcross Holdings Borrower LP, Term Loan, 6.00%, 8/04/21	United States	3,999,975	3,962,475	0.18
			25,426,431	1.18
Other Diversified Financial Services
Asurion LLC,
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19	United States	9,666,691	9,681,036	0.45
Second Lien Term Loan, 8.50%, 3/03/21	United States	1,820,000	1,853,557	0.08
			11,534,593	0.53
Packaged Foods & Meats
[c]Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 2/24/20	United States	12,989,445	12,523,384	0.58
CSM Bakery Supplies LLC, Term Loans, 5.00%, 7/03/20	United States	2,611,640	2,593,142	0.12
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan,	United States	4,346,846	4,254,475	0.20
8.75%, 7/03/21
JBS USA LLC, Incremental Term Loan, 3.75%, 9/18/20	United States	2,930,400	2,903,807	0.13
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	6,743,100	6,718,279	0.31
			28,993,087	1.34
Paper Packaging
Clondalkin Acquisition BV,
[c]Other Term Loan, 4.50%, 5/29/20	Netherlands	14,668,716	14,485,357	0.67
Second Lien Term Loan, 10.00%, 11/30/20	Netherlands	3,574,960	3,592,835	0.16
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	17,132,744	17,250,531	0.80
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	13,660,537	13,604,474	0.63
			48,933,197	2.26
Personal Products
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	17,920,430	17,864,429	0.83
Revlon Consumer Products Corp., Acquisition Term Loans, 4.00%, 10/09/19	United States	8,932,500	8,839,450	0.41
			26,703,879	1.24
Pharmaceuticals
Akorn Inc., Loans, 4.50%, 4/16/21	United States	13,444,885	13,383,146	0.62
[c]Catalent Pharma Solutions Inc., Dollar Term Loan, 5.75%, 5/20/21	United States	5,145,996	5,146,917	0.24
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.50%, 12/11/19	Canada	2,381,976	2,363,685	0.11
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19	Canada	6,636,145	6,590,064	0.31
Series E-1 Tranche B Term Loan, 3.50%, 8/05/20	Canada	2,918,084	2,899,846	0.13
			30,383,658	1.41
Publishing
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	18,576,650	18,630,058	0.86
Restaurants
TGI Friday's Inc.,
First Lien Initial Term Loan, 5.25%, 7/15/20	United States	10,281,381	10,281,381	0.48
[c]Second Lien Initial Term Loan, 9.25%, 7/15/21	United States	8,702,857	8,648,464	0.40
			18,929,845	0.88
Retail REITs
[c]Capital Automotive LP, Second Lien Term Loan, 6.00%, 4/30/20	United States	3,613,830	3,668,037	0.17
Semiconductors
Freescale Semiconductor Inc.,
Tranche B-4 Term Loan, 4.25%, 2/28/20	United States	6,947,500	6,863,915	0.32
Tranche B-5 Term Loan, 5.00%, 1/15/21	United States	9,875,845	9,879,963	0.46
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%,	United States	6,543,600	6,543,600	0.30
5/07/21
			23,287,478	1.08
Specialized Consumer Services
Koosharem LLC, Term Loans, 7.50%, 5/16/20	United States	6,324,150	6,276,719	0.29
[c]Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 6.00%, 9/02/21	Luxembourg	17,790,000	17,761,091	0.82
			24,037,810	1.11
Specialized Finance
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	13,611,600	13,432,948	0.62
Specialty Chemicals

Franklin Floating Rate Master Trust
Statement of Investments, October 31, 2014 (unaudited) (continued)
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing	United States	16,097,221	15,865,824	0.73
Term, 3.75%, 2/01/20
AZ Chem US Inc.,
First Lien Initial Term Loan, 4.50%, 6/12/21	United States	7,564,521	7,566,094	0.35
Second Lien Initial Term Loan, 7.50%, 6/12/22	United States	4,332,796	4,340,019	0.20
CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 4.25%, 8/30/20	United States	582,619	579,705	0.03
CeramTec GmbH, Dollar Term B-3 Loan, 4.25%, 8/30/20	Germany	1,768,864	1,760,020	0.08
Faenza Acquisition GmbH, Initial Dollar Term B-1 Loan, 4.25%, 8/30/20	Germany	5,875,959	5,846,580	0.27
[c]MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	9,511,944	9,318,737	0.43
Nexeo Solutions LLC,
Term B-2 Loan, 5.00%, 9/09/17	United States	1,744,400	1,724,775	0.08
Term B-3 Loan, 5.00%, 9/09/17	United States	2,312,525	2,286,509	0.11
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	9,707,754	9,586,407	0.44
[c]Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	10,889,020	10,671,239	0.49
Solenis International LP and Solenis Holdings,
First Lien Term Loan, 4.25%, 7/31/21	United States	4,090,619	4,016,477	0.19
Second Lien Term Loan, 7.75%, 7/31/22	United States	3,270,000	3,202,965	0.15
Sonneborn LLC, Initial U.S. Term Loan, 6.50%, 3/30/18	United States	2,777,872	2,786,553	0.13
Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%, 3/30/18	Netherlands	490,213	491,745	0.02
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	9,252,729	9,206,465	0.43
			89,250,114	4.13
Specialty Stores
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/13/19	United States	6,788,790	6,739,999	0.31
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	5,484,331	5,462,394	0.25
BJ's Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	639,525	633,358	0.03
Second Lien 2013 (Nov) Replacment Loans, 8.50%, 3/26/20	United States	14,452,381	14,495,738	0.67
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	27,834,007	27,694,837	1.28
Leslie's Poolmart Inc., Tranche B Term Loan, 4.25%, 10/16/19	United States	7,335,164	7,209,857	0.34
			62,236,183	2.88
Steel
[c]Walter Energy Inc., B Term Loan, 7.25%, 4/01/18	United States	5,950,001	5,161,626	0.24
Systems Software
Blue Coat Systems Inc.,
Second Lien Loans, 9.50%, 6/28/20	United States	4,741,429	4,753,282	0.22
Term Loan, 4.00%, 5/31/19	United States	5,353,448	5,264,222	0.24
Vertafore Inc.,
New Term Loan, 4.25%, 10/03/19	United States	2,133,783	2,124,448	0.10
Second Lien Term Loan, 9.75%, 10/27/17	United States	6,403,762	6,455,793	0.30
Websense Inc.,
First Lien Term Loan, 4.50%, 6/25/20	United States	7,077,260	7,002,064	0.33
Second Lien Term Loan, 8.25%, 12/24/20	United States	9,601,006	9,589,005	0.44
			35,188,814	1.63
Technology Hardware, Storage & Peripherals
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	14,624,112	14,664,826	0.68
Tires & Rubber
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	8,800,000	8,833,000	0.41
Trucking
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%,	United States	7,718,042	7,718,042	0.36
10/16/20
Hertz Corp., Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	8,676,970	8,603,763	0.40
			16,321,805	0.76
Total Senior Floating Rate Interests (Cost $1,967,378,521)			1,950,110,093	90.23
Asset-Backed Securities
Other Diversified Financial Services
[e]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,110,000	1,076,456	0.05
[b,e]Atrium IX, 9A, C, 144A, FRN, 3.488%, 2/28/24	Cayman Islands	1,200,000	1,189,944	0.05
[b,e]Atrium XI, 11A, C, 144A, FRN, 3.435%, 10/23/25	Cayman Islands	8,000,000	7,919,200	0.37
[b,c,e]Ballyrock CDO Ltd. LLC, 2014-1A, B, 144A, FRN, 3.431%, 10/20/26	Cayman Islands	2,100,000	2,072,721	0.10
[b,e]Carlyle Global Market Strategies CLO 2014-4 Ltd., 2014-4A, C, 144A, FRN,	Cayman Islands	2,600,000	2,557,932	0.12
3.383%, 10/15/26

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2014 (unaudited) (continued)
[b,e]Catamaran CLO Ltd.,
2013-1A, C, 144A, FRN, 2.834%, 1/27/25	Cayman Islands	1,100,000	1,043,647	0.05
2014-2A, B, 144A, FRN, 3.233%, 10/18/26	United States	3,500,000	3,359,475	0.15
[b,e]Cent CLO LP,
2013-17A, D, 144A, FRN, 3.233%, 1/30/25	Cayman Islands	800,000	781,256	0.04
2014-22A, B, 144A, FRN, 3.433%, 11/07/26	Cayman Islands	3,200,000	3,200,000	0.15
[b,e]Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.685%, 7/15/26	Cayman Islands	2,650,000	2,648,781	0.12
B, 144A, FRN, 2.285%, 7/15/26	United States	2,650,000	2,573,680	0.12
C, 144A, FRN, 3.235%, 7/15/26	United States	2,290,000	2,235,635	0.10
[e]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	1,100,000	1,112,980	0.05
[e]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	1,190,000	1,202,364	0.05
[b,e]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.131%, 4/15/24	Cayman Islands	800,000	772,152	0.04
2013-1A, C, 144A, FRN, 3.731%, 4/15/24	Cayman Islands	800,000	753,424	0.03
2013-2A, B, 144A, FRN, 2.914%, 4/25/25	United States	800,000	772,184	0.04
[b,c,e]Limerock CLO III LLC, 2014-3A, B, 144A, FRN, 3.429%, 10/20/26	Cayman Islands	2,400,000	2,369,153	0.11
Total Asset-Backed Securities (Cost $38,082,556)			37,640,984	1.74
Total Investments before Short Term Investments (Cost $2,048,918,781)			2,031,405,582	93.99

Short Term Investments (Cost $171,614,586) 7.9%
Repurchase Agreements
[f]Joint Repurchase Agreement, 0.078%, 11/03/14 (Maturity Value	United States	$171,614,586	171,614,586	7.94
$171,615,699)
BNP Paribas Securities Corp. (Maturity Value $37,511,759)
Credit Suisse Securities (USA) LLC (Maturity Value $18,755,880)
HSBC Securities (USA) Inc. (Maturity Value $78,775,038)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $36,573,022)
Collateralized by U.S. Government Agency Securities, 0.115% - 5.50%,
11/06/14 - 10/09/19; U.S. Government Agency Securities, zero cpn.,
6/01/17 - 10/09/19; U.S. Treasury Bonds, 3.75%, 11/15/43; and U.S.
Treasury Notes, 0.25% - 1.50%, 12/15/15 - 3/31/19 (valued at
$175,084,497)
Total Investments (Cost $2,220,533,367)			2,203,020,168	101.93

Other Assets, less Liabilities			(41,627,984)	(1.93)
Net Assets			$2,161,392,184	100.00

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aNon-income producing.
bThe coupon rate shown represents the rate at period end.
cA portion or all of the security purchased on a when-issued and delayed delivery basis.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2014, the value of this security was $ 231,481, representing
0.01% of net assets.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2014, the aggregate value of these securities was $ 37,640,984, representing 1.74% of net assets.
fInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31,
2014, all repurchase agreements had been entered into on that date.

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2014 (unaudited) (continued)

At October 31, 2014, the Fund had the follow ing credit default sw ap contracts outstanding. See Note 3.

Credit Default Sw ap Contracts
			Periodic		Upfront
	Counterparty /	Notional	Payment	Expiration	Premiums	Unrealized	Unrealized
Description	Exchange	Amount [a]	Rate	Date	Paid (Received)	Appreciation	Depreciation	Value	Rating [b]
Centrally Cleared Swaps
Contracts to Sell Protection[c]
Traded Index
CDX.NA.HY.23	ICE	11,000,000	5.00%	12/20/19	668,358	104,219	-	772,577	Non
									Investment
									Grade

Net unrealized appreciation (depreciation)						$104,219

aIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
bBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index sw aps.

ABBREVIATIONS

Selected Portfolio

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FRN - Floating Rate Note

Franklin Floating Rate Master Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund). The shares are exempt from registration under the Securities Act of 1933.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

4. INCOME TAXES

At October 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,220,548,045

Unrealized appreciation	$4,997,402
Unrealized depreciation	(22,525,279)
Net unrealized appreciation (depreciation)	$(17,527,877)

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments	$43,654,505	$-	$-	$43,654,505
Senior Floating Rate Interests	-	1,949,878,612	231,481	1,950,110,093
Asset-Backed Securities	-	29,999,110	7,641,874	37,640,984
Short Term Investments	-	171,614,586	-	171,614,586
Total Investments in Securities	$43,654,505	$2,151,492,308	$7,873,355	$2,203,020,168
Other Financial Instruments
Swap Contracts	$-	$104,219	$-	$104,219
Unfunded Loan Commitments	-	16,272	-	16,272
Total Other Financial Instruments	$-	$120,491	$-	$120,491

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By   /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 26, 2014

By /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date December 26, 2014